Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Commissions and Expenses

	2022	2021 1)	2020 1)
Commissions	2,311	2,539	2,264
Employee expenses	1,707	1,511	1,579
Administration expenses	1,218	1,294	1,298
Deferred expenses	(770)	(1,160)	(741)
Amortization of deferred expenses	885	933	767
Amortization of VOBA and future servicing rights	108	171	87
Total	5,458	5,286	5,253

Included in administration expenses:
Depreciation of equipment, software and real estate held for own use	73	80	81

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Employee Expenses

Employee expenses	2022	2021 1)	2020 1)
Salaries	1,160	1,092	1,105
Post-employment benefit costs	116	126	137
Social security charges	99	100	97
Other personnel costs	284	150	203
Shares	48	43	37
Total	1,707	1,511	1,579

Included in employee expenses:
Defined contribution expenses	49	35	36

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on arrangement.
Number of shares per plan year

	2018	2019	2020	2021	2022	Total
Conditionally granted 1)	6,513,984	7,378,113	8,381,086	9,449,451	7,495,307	39,217,941
Allocated 2)	6,123,546	6,761,360	6,522,324	13,297,242	-	32,704,472

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.
Number of shares per plan year

	2018	2019	2020	2021	2022	Total
Unvested at January 1, 2021	5,251,551	7,340,768	9,251,766	-	-	21,844,085
Conditionally granted as variable compensation 1)	-	-	-	9,449,451	-	9,449,451
Allocated 2)	4,010	(29,388)	(1,858,762)	2,450,661	-	566,521
Forfeited	(205,734)	(254,543)	(174,128)	(4,729)	-	(639,134)
Vested	(2,037,774)	(259,858)	(221,441)	(69,851)	-	(2,588,924)
Unvested at December 31, 2021	3,012,053	6,796,979	6,997,435	11,825,532	-	28,631,999
Conditionally granted as variable compensation 1)	-	-	-	-	7,495,307	7,495,307
Allocated 2)	65,410	3,445	1,832	3,847,791	2,136,074	6,054,552
Forfeited	(119,833)	(103,121)	(262,567)	(1,050,197)	-	(1,535,718)
Vested	(2,957,630)	(2,899,400)	(327,134)	(835,534)	(183,739)	(7,203,437)
Unvested at December 31, 2022	-	3,797,903	6,409,566	13,787,592	9,447,642	33,442,703

Grant price (in EUR) 3)	5.405	4.162	4.083	3.293	4.491

	4.143 to	2.741 to	1.794 to	1.625 to	3.341 to
Fair value of shares at grant date (in EUR) 4)	5.054	3.737	3.796	3.978	5.061

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.
2
Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 2,450,661 shares allocated during the calendar year 2021 in relation to the 2021 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 1,858,762 share correction during 2021 for the 2020 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2021 a correction of 4,010 shares was made in relation to the 2018 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2022 plan year, this is the VWAP for the period December 15, 2021 to January 15, 2022.

4
These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).

Aegon N.V [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2022	2021

Employee expenses	82	84

Administration expenses	63	71

Cost sharing to group companies	(76)	(75)

Total	68	80